Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2015
Registrant Name	GoodHaven Funds Trust
Central Index Key	0001661813
Amendment Flag	false
Document Creation Date	Apr. 05, 2016
Document Effective Date	Apr. 05, 2016
Prospectus Date	Mar. 31, 2016
GoodHaven Fund | GoodHaven Fund
Prospectus:
Trading Symbol	GOODX